Consolidated Statements Of Changes In Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent [Member]	Contributed capital [Member]	Retained earnings [Member]	Other Components Of Equity [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2014	₩ 54,825,010	₩ 53,601,331	₩ 4,053,578	₩ 35,303,647	₩ 14,244,106	₩ 1,223,679
Comprehensive income [Abstract]
Profit for the period	13,416,373	13,289,127	0	13,289,127	0	127,246
Items that will not be reclassified subsequently to profit or loss: [Abstract]
Remeasurements of defined benefit liability, net of tax	(87,861)	(84,271)	0	(84,271)	0	(3,590)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(283)	(280)	0	(280)	0	(3)
Items that are or may be reclassified subsequently to profit or loss: [Abstract]
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	9,648	9,744	0	0	9,744	(96)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	4,409	3,157	0	0	3,157	1,252
Foreign currency translation of foreign operations, net of tax	18,535	1,179	0	0	1,179	17,356
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	89,558	89,476	0	0	89,476	82
Dividends paid	(407,053)	(320,982)	0	(320,982)	0	(86,071)
Issuance of share capital by subsidiaries	14,865	2,536	0	0	2,536	12,329
Equity transaction within consolidation scope – other than issuance of share capital	53,212	44,166	0	0	44,166	9,046
Disposal of treasury stocks	22,513	(716)	0	0	(716)	23,229
Changes in consolidation scope	(16,455)	0	0	0	0	(16,455)
Dividends paid (hybrid bond)	4	0	0	0	0	4
Repayment of hybrid securities	0	0	0	0	0	0
Other changes in equity		0	0	0	0	0
Balance at Dec. 31, 2015	67,942,475	66,634,467	4,053,578	48,187,241	14,393,648	1,308,008
Comprehensive income [Abstract]
Profit for the period	7,148,327	7,048,581	0	7,048,581	0	99,746
Items that will not be reclassified subsequently to profit or loss: [Abstract]
Remeasurements of defined benefit liability, net of tax	(75,926)	(69,330)	0	(69,330)	0	(6,596)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(2,515)	(2,532)	0	(2,532)	0	17
Items that are or may be reclassified subsequently to profit or loss: [Abstract]
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	61,279	61,275	0	0	61,275	4
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	28,414	27,075	0	0	27,075	1,339
Foreign currency translation of foreign operations, net of tax	41,360	31,406	0	0	31,406	9,954
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(54,914)	(54,918)	0	0	(54,918)	4
Dividends paid	(2,090,071)	(1,990,089)	0	(1,990,089)	0	(99,982)
Issuance of share capital by subsidiaries	16,559	1,750	0	0	1,750	14,809
Equity transaction within consolidation scope – other than issuance of share capital	48,307	36,008	0	0	36,008	12,299
Disposal of treasury stocks	0	0	0	0	0	0
Changes in consolidation scope	3,705	0	0	0	0	3,705
Dividends paid (hybrid bond)	(16,455)	0	0	0	0	(16,455)
Repayment of hybrid securities	0	0	0	0	0	0
Other changes in equity		0	0	0	0	0
Balance at Dec. 31, 2016	73,050,545	71,723,693	4,053,578	53,173,871	14,496,244	1,326,852
Comprehensive income [Abstract]
Profit for the period	1,441,394	1,298,720	0	1,298,720	0	142,674
Items that will not be reclassified subsequently to profit or loss: [Abstract]
Remeasurements of defined benefit liability, net of tax	170,337	158,991	0	158,991	0	11,346
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	10,067	10,065	0	10,065	0	2
Items that are or may be reclassified subsequently to profit or loss: [Abstract]
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	(7,098)	(7,102)	0	0	(7,102)	4
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	20,868	19,614	0	0	19,614	1,254
Foreign currency translation of foreign operations, net of tax	(134,196)	(95,103)	0	0	(95,103)	(39,093)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(154,694)	(154,991)	0	0	(154,991)	297
Dividends paid	(1,341,341)	(1,271,089)	0	(1,271,089)	0	(70,252)
Issuance of share capital by subsidiaries	17,003	(1,378)	0	0	(1,378)	18,381
Equity transaction within consolidation scope – other than issuance of share capital	0	0	0	0	0	0
Disposal of treasury stocks	0	0	0	0	0	0
Changes in consolidation scope	7,337	0	0	0	0	7,337
Dividends paid (hybrid bond)	(15,856)	0	0	0	0	(15,856)
Repayment of hybrid securities	(99,750)	0	0	0	0	(99,750)
Other changes in equity	25	25	0	0	25	0
Balance at Dec. 31, 2017	₩ 72,964,641	₩ 71,681,445	₩ 4,053,578	₩ 53,370,558	₩ 14,257,309	₩ 1,283,196